Intangible Assets - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2011 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2014 Backlog USD ($)
Intangible Assets [Line Items]
Written off of acquired game licenses			1,800,000
License agreements, cash consideration							24,700,000
License agreements, term		The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.	The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.
License agreements, initial payments	10,000,000
License agreements, addition payments	12,700,000
License agreements, current liabilities		2,900,000	18,000,000
Long-term accounts payable		3,200,000	19,000,000
Previously recognized backlog in relation to game development and license agreement acquired								400,000
Amortization expense related to intangible assets		4,700,000	28,900,000		23,000,000	10,700,000
Impairment of intangible assets		$ 0	0		3,825,243	569,139